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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                            FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment                [   ]; Amendment Number:
This Amendment (Check only one.):      [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ameriprise Financial Services, Inc.
        5227 Ameriprise Financial Center
        Minneapolis, MN 55474-0000

Form 13F File Number: 28-14918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory Nordmeyer
Title:   Vice President
Phone:   612-671-0816

Signature, Place, and Date of Signing:

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
/s/ Gregory Nordmeyer              Minneapolis, MN                    October 23, 2012
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[Signature]                        [City, State]                      [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
28-139                                 Ameriprise Financial, Inc.

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